UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22037

Stone Harbor Investment Funds
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100 Denver, CO		80203
(Address of principal executive offices)		(Zip code)

Adam J. Shapiro, Esq. c/o Stone Harbor Investment Partners LP 31 West 52nd Street, 16th Floor New York, NY 10019
(Name and address of agent for service)

With copies To: John M. Loder, Esq. Ropes & Gray LLP One International Place Boston, MA 02110-2624

Registrant’s telephone number, including area code:	(303) 623-2577

Date of fiscal year end:	May 31

Date of reporting period:	June 1, 2009 - November 30, 2009

Item 1.  Report to Stockholders.

Stone Harbor

Investment Funds®

Semi-Annual

11.30.09

Table of Contents

Letter to Shareholders	2
Disclosure of Fund Expenses	4
Summary of Portfolio Holdings	5
Growth of a $10,000 Investment	6
Statement of Investments
Emerging Markets Debt Fund	8
High Yield Bond Fund	15
Statement of Assets & Liabilities	36
Statement of Operations	37
Statements of Changes in Net Assets
Emerging Markets Debt Fund	38
High Yield Bond Fund	39
Financial Highlights
Emerging Markets Debt Fund	40
High Yield Bond Fund	41
Notes to Financial Statements	42
Additional Information	52
Trustees and Officers	54

Letter to Shareholders

January 15, 2010

Dear Shareholder,

Just a year ago, financial markets and investor sentiment reached their nadir as credit spreads hit some of their widest levels in history. With global capital markets in seizure, the economic picture was bleak. Large financial institutions were under tremendous pressure, and consumer and business spending severely slowed. Through unprecedented government support and the injection of record amounts of liquidity, in 2009 the economy began to emerge from its longest and deepest downturn since the 1930s. By the end of the year, spreads across most major fixed income asset classes returned to pre-Lehman levels and in many cases to pre-credit crisis levels.

MARKET OVERVIEW

For the six month period ending November 30, 2009, risk assets like emerging debt and high yield bonds experienced an impressive rally as efforts to curtail the global economic downturn gained traction. With credit markets re-opening, high yield debt and bank loan markets performed well, driven by low-dollar priced and lower-rated issues. Credit spreads continued to contract during the summer as liability restructurings, deeply discounted debt repurchases, and debt for equity exchanges slowed the rate of default. Additional support came from corporate earnings improvements, and government programs such as securitized markets purchase packages, “cash for clunkers”, and first-time home buyer tax credits. As the summer concluded, signs of a housing bottom and improving equity markets fueled the rally within fixed income markets.

During the review period, inflows to credit asset classes revived the new issue market and provided desperately needed liquidity to companies with looming maturities. This resurgence in demand amid limited supply pushed spreads inexorably tighter. As the fourth calendar quarter progressed, credit markets took a breather and even experienced a brief setback when Dubai corporate debt faced potential default. With assistance from Abu Dhabi, the Dubai repayment fears were quelled and credit markets finished the year on a strong note. Yield spreads finished the reporting period with an improvement of 309 basis points in high yield and 134 basis points in emerging debt.

As we begin 2010, some uncertainty lingers over the eventual impact of the government’s exit strategy (the stimulus and liquidity “unwind”). We believe that the Fed will be reluctant to move too quickly, favoring solid evidence of a recovery before acting. Therefore, it is unlikely that we will see restrictive policy actions until the second half of 2010 at the earliest. We view current spread levels constructively as compared to long-term averages, and continue to believe that the credit markets will provide us with favorable opportunities over the coming months.

Sincerely,

Thomas W. Brock

Chairman of the Board of Trustees

PERFORMANCE REVIEW

Stone Harbor Emerging Markets Debt Fund

Fund performance over the six months ended November 30, 2009 was 19.24% (net of expenses) and 19.62% (gross of expenses) relative to a benchmark return of 13.39% on the JP Morgan Emerging Market Global Diversified Index. Country selection decisions accounted for approximately two-thirds of excess returns; the remainder came from issue selection. Treasury attribution was negative, primarily due to rolling yield effects and a steepening US Treasury yield curve. Key country decisions during the period included an overweight in Argentina, both in its US-dollar performing debt and bonds that were not submitted into the 2005 Argentina debt exchange (untendered debt). The untendered debt had been purchased in default based on the manager’s assessment of strong return potential. During the 6 month period, other high beta credits such as Iraq, Ukraine and Venezuela, outperformed. The portfolio’s overweight in these credits enhanced performance. Key issue selection decisions included an allocation to short dated US dollar debt from Argentina and local currency bonds in Colombia. As increasing evidence of a global economic recovery took root in the period, the manager increased the portfolio’s exposure to local currency debt in Brazil, Colombia, Mexico, Indonesia and Malaysia. In addition, given the significant compression of spreads during the period, the manager reduced duration in the high beta credits mentioned earlier and rotated into high quality credits such as Mexico and Russia that had lagged the market’s rally.

Stone Harbor High Yield Bond Fund

The fund returned 15.39% (net of expenses) and 15.67% (gross of expenses) for the six months ended November 30, 2009, 555 basis points below the return of its benchmark, the Citigroup High Yield Market Capped Index, which returned 20.94%. Positive momentum within the high yield market that began earlier in the year picked up speed throughout the six month period driving significant spread, or risk premia, contraction, as the US and global economy showed signs of stabilization. Better than expected economic indicators, most consistently in housing and manufacturing, as well as continued monetary and fiscal stimulus out of Washington buoyed investor sentiment. This renewed demand for risky assets helped to foster a robust new issue market for high yield bonds and a subsequent notable decline in levels of distressed debt. Mitigated default risk fueled greater demand still and established a positive feedback loop that persisted through November. Strong inflows into the asset class led to further broadening of high yield capital markets and a shift in investor appetite towards economically-sensitive industries, which had been the most fundamentally challenged during the credit crunch. Performance was bifurcated from a ratings perspective, as the rally for high yield debt focused on lower quality CCC-rated bonds. We believe strong GDP growth and the Fed’s commitment to low-for-long rates reassured investors that the worst economic pain may be behind us. Heading into the holiday season, the market showed signs of performance fatigue amid more mixed economic data, suggesting as it had before that while the US economy recovers, it will do so in a circuitous path. Stone Harbor’s high yield strategy during the six month period was to maintain a slight overweight in defensive sectors and to focus on mid to better quality companies, which detracted from performance.

Disclosure of Fund Expenses (Unaudited)

Example. As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and/or redemption fees (if applicable) and (2) ongoing costs, including management fees and other Fund expenses. The below examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on June 1, 2009 and held until November 30, 2009.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transactional costs, such as redemption fees, sales charges (loads) or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses
	Account Value	Account Value	Expense	Paid During
	06/01/2009	11/30/2009	Ratio(1)	Period(2)

STONE HARBOR EMERGING MARKETS DEBT FUND
Actual	$1,000.00	$1,192.40	0.75%	$4.12
Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	0.75%	$3.80

STONE HARBOR HIGH YIELD BOND FUND
Actual	$1,000.00	$1,153.90	0.55%	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,022.31	0.55%	$2.79

(1)          Annualized, based on the Fund’s most recent fiscal half-year expenses.

(2)          Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365. Note this expense example is typically based on a six-month period.

Summary of Portfolio Holdings

November 30, 2009 (Unaudited)

Under SEC Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present holdings as a percent of total net assets (“TNA”) are provided in compliance with such requirements.

EMERGING MARKETS DEBT FUND

Country Breakdown	% of TNA
Mexico	10.43%
Russia	10.20%
Brazil	7.80%
Venezuela	7.14%
Argentina	7.11%
Indonesia	6.80%
Colombia	6.01%
Philippines	4.85%
Turkey	4.83%
Malaysia	4.69%
Panama	3.79%
Peru	3.01%
Uruguay	2.59%
Poland	2.52%
Ukraine	2.08%
Iraq	2.07%
El Salvador	1.77%
Qatar	1.37%
South Africa	1.08%
Tunisia	0.58%
India	0.44%
Kazakhstan	0.44%
Gabon	0.43%
South Korea	0.41%
Singapore	0.38%
Vietnam	0.31%
Pakistan	0.12%
Total	93.25%
Other Assets in Excess of Liabilities	6.75%
Total Net Assets	100.00%

HIGH YIELD BOND FUND

Industry Breakdown	% of TNA
Telecommunications	11.22%
Oil & Gas	7.19%
Diversified Financial Services	6.51%
Healthcare - Services	6.27%
Media	5.89%
Retail	5.61%
Pipelines	4.99%
Electric	4.69%
Commercial Services	4.64%
Entertainment	3.27%
Packaging & Containers	3.27%
Food	3.20%
Chemicals	2.85%
Coal	2.25%
Miscellaneous Manufacturers	1.96%
Lodging	1.93%
Gaming	1.58%
Healthcare - Products	1.54%
Oil & Gas Services	1.36%
Forest Products & Paper	1.21%
Agriculture	1.10%
Beverages	1.10%
Aerospace - Defense	1.06%
Gas	0.94%
Office - Business Equipment	0.92%
Transportation	0.89%
Apparel	0.88%
Building Products	0.87%
Advertising	0.82%
Environmental Control	0.82%
Mining	0.81%
Communications	0.72%
Holding Companies - Diversified	0.56%
Auto Manufacturers	0.55%
Real Estate	0.45%
Office Furnishings	0.26%
Building Materials	0.21%
Machinery - Construction & Mining	0.21%
Distribution - Wholesale	0.18%
Auto Parts & Equipment	0.15%
Research Services	0.09%
Home Furnishings	0.09%
Radio & TV/Other	0.07%
Internet	0.06%
Hotels & Motels	0.03%
Total	95.27%
Other Assets in Excess of Liabilities	4.73%
Total Net Assets	100.00%

Growth of a $10,000 Investment

November 30, 2009 (Unaudited)

STONE HARBOR EMERGING MARKETS DEBT FUND

Comparison of Change in Value of $10,000 Investment in Stone Harbor Emerging Markets Debt Fund and the JP Morgan Emerging Market Bond Index Global Diversified

The JP Morgan Emerging Market Bond Index Global Diversified is a uniquely-weighted version of the EMBI Global Index, which tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities such as: Brady bonds, loans and Eurobonds. Currently, the EMBI Global Index covers 196 instruments across 28 countries. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible debt outstanding. The countries covered in the EMBI Global Diversified are identical to those covered by the EMBI Global Index.

AVERAGE ANNUAL TOTAL RETURNS

					Since	Inception
	1 Year	3 Years	5 Years	10 Years	Inception	Date
Stone Harbor Emerging Markets Debt Fund	52.64%	N/A	N/A	N/A	10.23%	8/16/07
JP Morgan Emerging Market Bond Index Global Diversified	38.98%	N/A	N/A	N/A	9.16%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance quoted. Average annual total returns reflect the reinvestment of dividends and capital gains distributions and include all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return figures would have been lower. The performance data quoted does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost.

STONE HARBOR HIGH YIELD BOND FUND

Comparison of Change in Value of $10,000 Investment in Stone Harbor High Yield Bond Fund and the Citigroup High Yield Market Capped Index

The Citigroup High Yield Market Capped Index represents a modified version of the High Yield Market Index by delaying the entry of “fallen angel” issues (corporate or municipal bonds that were investment-grade when issued but have since been downgraded) and capping the par value of individual issuers at US $5 billion par amount outstanding.

AVERAGE ANNUAL TOTAL RETURNS

					Since	Inception
	1 Year	3 Years	5 Years	10 Years	Inception	Date
Stone Harbor High Yield Bond Fund	42.51%	N/A	N/A	N/A	5.01%	8/16/07
Citigroup High Yield Market Capped Index	56.10%	N/A	N/A	N/A	5.84%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance quoted. Average annual total returns reflect the reinvestment of dividends and capital gains distributions and include all fee waivers and expense reimbursements. Without the fee waivers and expense reimbursements, total return figures would have been lower. The performance data quoted does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost.

Statement of Investments
November 30, 2009 (Unaudited)	Emerging Markets Debt Fund

		Principal	Market Value
Interest Rate/Maturity Date	Currency	Amount*	(Expressed in U.S. $)

SOVEREIGN DEBT OBLIGATIONS - 84.72%
Argentina - 7.11%
Republic of Argentina
10.500%, 11/14/2002(1)	EUR	$2,165,000	$644,073
7.000%, 03/18/2004(1)	EUR	30,000	18,131
7.000%, 03/18/2004(1)	EUR	58,000	17,923
10.000%, 01/07/2005(1)	EUR	1,035,000	648,837
0.000%, 03/29/2005(1)		154,000	66,990
9.000%, 05/24/2005(1)	EUR	191,000	115,077
9.000%, 04/26/2006(1)	EUR	58,000	35,271
10.000%, 01/03/2007(1)	ITL	140,000,000	44,513
10.250%, 01/26/2007(1)	EUR	661,000	413,137
8.000%, 02/26/2008(1)	EUR	243,000	148,231
15.500%, 12/19/2008(1)		755,000	328,425
11.750%, 04/07/2009(1)		1,840,000	800,400
9.000%, 07/06/2010(1)	EUR	420,000	249,895
7.000%, 10/03/2015		1,980,000	1,511,400
0.000%, 03/31/2023(1)		184,000	105,800
6.000%, 03/31/2023(1)		480,000	276,000
			5,424,103
Brazil - 7.80%
Nota Do Tesouro Nacional
Series F, 10.000%, 01/01/2017	BRL	6,610,000	3,222,712
Republic of Brazil
6.000%, 01/17/2017		100,000	110,000
8.875%, 04/15/2024		150,000	199,125
8.750%, 02/04/2025		450,000	590,625
10.125%, 05/15/2027		25,000	37,375
12.250%, 03/06/2030		20,000	35,300
8.250%, 01/20/2034		130,000	169,650
11.000%, 08/17/2040		1,170,000	1,592,662
			5,957,449
Colombia - 6.01%
Bogota Distrio Capital
9.750%, 07/26/2028	COP	2,188,000,000	1,202,985
Republic of Colombia
7.375%, 03/18/2019		1,415,000	1,650,244
9.850%, 06/28/2027	COP	460,000,000	274,796
7.375%, 09/18/2037		1,015,000	1,162,175
6.125%, 01/18/2041		305,000	298,137
			4,588,337

		Principal	Market Value
Interest Rate/Maturity Date	Currency	Amount*	(Expressed in U.S. $)

El Salvador - 1.77%
Republic of El Salvador
7.375%, 12/01/2019(2)		$220,000	$227,150
7.650%, 06/15/2035		1,133,000	1,127,335
			1,354,485
Gabon - 0.43%
Republic of Gabonese
8.200%, 12/12/2017		140,000	144,725
8.200%, 12/12/2017(2)		180,000	186,075
			330,800
Indonesia - 5.07%
Republic of Indonesia
11.625%, 03/04/2019		305,000	431,758
11.625%, 03/04/2019(2)		2,070,000	2,930,292
7.750%, 01/17/2038		465,000	511,500
			3,873,550
Iraq - 2.07%
Republic of Iraq
5.800%, 01/15/2028		2,100,000	1,577,625

Malaysia - 0.88%
Malaysian Government
4.378%, 11/29/2019	MYR	2,240,000	669,194

Mexico - 10.43%
Mexican Bonos
7.500%, 06/03/2027	MXN	15,340,000	1,099,344
8.500%, 05/31/2029	MXN	4,980,000	391,371
United Mexican States
11.375%, 09/15/2016		600,000	842,250
5.950%, 03/19/2019		618,000	670,993
8.125%, 12/30/2019		935,000	1,167,628
8.000%, 09/24/2022		445,000	551,800
8.300%, 08/15/2031		1,810,000	2,343,950
6.750%, 09/27/2034		560,000	624,400
6.050%, 01/11/2040		264,000	269,940
			7,961,676
Pakistan - 0.12%
Islamic Republic of Pakistan
7.125%, 03/31/2016		100,000	92,000

	Principal	Market Value
Interest Rate/Maturity Date	Amount*	(Expressed in U.S. $)

Panama - 3.79%
Republic of Panama
7.250%, 03/15/2015	$505,000	$580,750
5.200%, 01/30/2020	445,000	453,900
9.375%, 01/16/2023	25,000	33,500
9.375%, 04/01/2029	1,310,000	1,827,450
		2,895,600
Peru - 3.01%
Republic of Peru
9.875%, 02/06/2015	5,000	6,390
7.125%, 03/30/2019	605,000	709,816
7.350%, 07/21/2025	815,000	967,813
8.750%, 11/21/2033	320,000	431,200
6.550%, 03/14/2037	170,000	183,175
		2,298,394
Philippines - 4.85%
Republic of Philippines
8.000%, 01/15/2016	120,000	139,050
8.375%, 06/17/2019	1,055,000	1,275,179
7.500%, 09/25/2024	965,000	1,073,562
10.625%, 03/16/2025	70,000	98,525
7.750%, 01/14/2031	905,000	1,016,994
6.375%, 01/15/2032	100,000	97,750
		3,701,060
Poland - 2.52%
Republic of Poland
6.375%, 07/15/2019	1,730,000	1,920,300

Qatar - 1.37%
State of Qatar
5.250%, 01/20/2020(2)	1,035,000	1,047,937

Russia - 9.83%
Russian Federation
7.500%, 03/31/2030	6,640,160	7,503,381

South Africa - 1.08%
Republic of South Africa
8.500%, 06/23/2017	20,000	24,700
6.875%, 05/27/2019	205,000	228,831
5.875%, 05/30/2022	560,000	569,800
		823,331

		Principal	Market Value
Interest Rate/Maturity Date	Currency	Amount*	(Expressed in U.S. $)

Turkey - 4.83%
Republic of Turkey
7.375%, 02/05/2025		$550,000	$610,500
6.875%, 03/17/2036		1,305,000	1,332,731
7.250%, 03/05/2038		1,640,000	1,746,600
			3,689,831
Ukraine - 2.08%
Ukraine Government
3.200%, 12/19/2010	JPY	120,000,000	1,159,186
6.875%, 03/04/2011(2)		110,000	97,625
6.875%, 03/04/2011		370,000	328,375
			1,585,186
Uruguay - 2.59%
Republic of Uruguay
8.000%, 11/18/2022		350,000	410,375
7.875%, 01/15/2033(3)		800	908
7.625%, 03/21/2036		1,400,000	1,568,000
			1,979,283
Venezuela - 6.77%
Republic of Venezuela
1.283%, 04/20/2011(4)		5,940,000	5,167,800

Vietnam - 0.31%
Republic of Vietnam
6.875%, 01/15/2016		230,000	236,900

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $54,909,710)			64,678,222

CORPORATE BONDS - 6.80%
India- 0.44%
Vedanta Resources PLC
9.500%, 07/18/2018(2)		340,000	339,150

Kazakhstan - 0.44%
HSBK Europe BV
9.250%, 10/16/2013(2)		110,000	108,900
KazMunaiGaz Finance Sub BV
9.125%, 07/02/2018(2)		205,000	225,244
			334,144

		Principal	Market Value
Interest Rate/Maturity Date		Amount*	(Expressed in U.S. $)

Malaysia - 3.81%
Penerbangan Malaysia BHD
5.625%, 03/15/2016		$820,000	$888,516
Petroliam Nasional BHD
7.750%, 08/15/2015(2)		335,000	399,264
Petronas Capital Ltd.
5.250%, 08/12/2019(2)		530,000	545,416
7.875%, 05/22/2022		850,000	1,072,532
			2,905,728
Russia - 0.37%
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700%, 08/07/2018(2)		160,000	181,200
VIP Finance Ireland Ltd. for OJSC Vimpel Communications
8.375%, 04/30/2013(2)		100,000	104,500
			285,700
Singapore - 0.38%
Adaro Indonesia PT
7.625%, 10/22/2019(2)		295,000	288,363

South Korea - 0.41%
Export-Import Bank of Korea
8.125%, 01/21/2014		265,000	311,375

Tunisia - 0.58%
Banque Centrale de Tunisie
7.375%, 04/25/2012		400,000	440,500

Venezuela - 0.37%
Petroleos de Venezuela SA
5.250%, 04/12/2017		555,000	287,212

TOTAL CORPORATE BONDS (Amortized Cost $4,926,259)			5,192,172

CREDIT LINKED NOTES - 1.73%
Indonesia - 1.73%
Republic of Indonesia
11.000%, 11/16/2020(5)(7)	IDR	3,100,000,000	341,804
12.800%, 06/15/2021(6)(7)	IDR	2,600,000,000	317,610
12.800%, 06/17/2021(6)(7)	IDR	5,400,000,000	659,651

TOTAL CREDIT LINKED NOTES (Cost $1,303,904)			1,319,065

		Market Value
Interest Rate/Maturity Date	Shares	(Expressed in U.S. $)

MONEY MARKET MUTUAL FUNDS - 4.26%
Dreyfus Cash Advantage Plus Fund (0.132% 7-Day Yield)	$3,249,810	$3,249,810

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $3,249,810)		3,249,810

Total Investments - 97.51% (Cost $64,389,683)		$74,439,269

Other Assets In Excess of Liabilities - 2.49%		1,901,067

Net Assets - 100%		$76,340,336

*	The principal/contract amount of each security is stated in the currency in which the bond is denominated (U.S. Dollar unless otherwise notated). See below.

	BRL	Brazilian Real
	COP	Colombian Peso
	EUR	Euro Currency
	IDR	Indonesian Rupiah
	ITL	Italian Lira
	JPY	Japanese Yen
	MXN	Mexican Peso
	MYR	Malaysian Ringgit

(1)	Security is currently in default/non-income producing.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Advisor and may be resold, normally to qualified buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $6,681,116, which represents approximately 8.75% of net assets as of November 30, 2009.

(3)	Pay-in-kind securities.
(4)	Floating or variable rate security. Interest rate disclosed is that which is in effect at November 30, 2009.
(5)	The underlying security is issued by HSBC Bank
(6)	The underlying security is issued by JP Morgan Chase.
(7)	This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees.

Common Abbreviations:

BHD - Berhad is the Malaysian term for public limited company.

BV - Besloten Vennootschap a Dutch private limited liability company.

OJSC - Open Joint Stock Company.

PLC - Public Limited Co.

PT - Perseroan Terbatas an Indonesian limited liability company.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Contract	Contracted	Purchase/Sale	Expiration	Value on	Current	Unrealized
Description	Amount	Contract	Date	Settlement Date	Value	Depreciation
EUR	1,485,419 (EUR)	Sale	12/18/2009	$2,223,999	$2,230,285	$(6,286)
JPY	102,389,333 (JPY)	Sale	12/18/2009	1,143,261	1,184,637	(41,376)
					$3,414,922	$(47,662)

See Notes to Financial Statements

Statement of Investments
November 30, 2009 (Unaudited)	High Yield Bond Fund

	Principal
Interest Rate/Maturity Date	Amount	Market Value

CORPORATE BONDS - 92.54%
Advertising - 0.73%
Interep National Radio Sales, Inc.
Series B, 10.000%, 07/01/2008(1)(2)	$4,000	$—
Lamar Media Corp.
6.625%, 08/15/2015	710,000	678,050
Series B, 6.625%, 08/15/2015	1,680,000	1,587,600
Series C, 6.625%, 08/15/2015	200,000	189,000
RH Donnelley Corp.
Series A-1, 6.875%, 01/15/2013	250,000	23,750
Series A-2, 6.875%, 01/15/2013	25,000	2,375
Series A-3, 8.875%, 01/15/2016	380,000	36,100
Series A-4, 8.875%, 10/15/2017	1,800,000	171,000
		2,687,875
Aerospace - Defense - 0.98%
Alliant Techsystems, Inc.
6.750%, 04/01/2016	915,000	908,138
L-3 Communications Corp.
6.125%, 07/15/2013	100,000	101,250
6.125%, 01/15/2014	475,000	475,000
5.875%, 01/15/2015	1,100,000	1,083,499
Series B, 6.375%, 10/15/2015	400,000	395,500
TransDigm, Inc.
7.750%, 07/15/2014	625,000	635,938
		3,599,325
Agriculture - 1.10%
Altria Group, Inc.
9.250%, 08/06/2019	825,000	1,008,951
Reynolds American, Inc.
7.250%, 06/01/2013	625,000	690,898
7.625%, 06/01/2016	2,155,000	2,345,178
		4,045,027
Apparel - 0.88%
Levi Strauss & Co.
9.750%, 01/15/2015	1,870,000	1,968,175
8.875%, 04/01/2016	1,200,000	1,245,000
		3,213,175

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Auto Manufacturers - 0.30%
Ford Motor Co.
7.450%, 07/16/2031	$1,260,000	$1,078,875
8.900%, 01/15/2032	25,000	21,375
		1,100,250
Auto Parts & Equipment - 0.15%
TRW Automotive, Inc.
8.875%, 12/01/2017(3)	550,000	551,375

Beverages - 1.10%
Constellation Brands, Inc.
8.375%, 12/15/2014	1,500,000	1,597,500
7.250%, 09/01/2016	1,995,000	2,029,913
7.250%, 05/15/2017	400,000	406,000
		4,033,413
Building Materials - 0.21%
Associated Materials LLC
9.875%, 11/15/2016(3)	175,000	183,750
Interline Brands, Inc.
8.125%, 06/15/2014	600,000	595,500
NTK Holdings, Inc.
10.750%, 03/01/2014(1)(4)	75,000	3,375
		782,625
Chemicals - 2.73%
Airgas, Inc.
7.125%, 10/01/2018(3)	375,000	390,000
Ashland, Inc.
9.125%, 06/01/2017(3)	1,100,000	1,185,250
Lyondell Chemical Co.
8.375%, 08/15/2015(1)(3)	945,000	240,975
MacDermid, Inc.
9.500%, 04/15/2017(3)	1,650,000	1,641,750
Nalco Co.
7.750%, 11/15/2011	75,000	75,000
8.875%, 11/15/2013	530,000	545,900
8.250%, 05/15/2017(3)	1,050,000	1,099,875
NewMarket Corp.
7.125%, 12/15/2016	1,405,000	1,366,363
Nova Chemicals Corp.
6.500%, 01/15/2012	1,045,000	1,039,775
8.375%, 11/01/2016(3)	2,375,000	2,416,562
		10,001,450

Interest Rate/Maturity Date	Principal Amount	Market Value

Coal - 2.25%
Arch Coal, Inc.
8.750%, 08/01/2016(3)	$750,000	$776,250
Arch Western Finance LLC
6.750%, 07/01/2013(5)	1,275,000	1,275,000
Cloud Peak Energy Resources LLC
8.250%, 12/15/2017(3)	400,000	396,000
8.500%, 12/15/2019(3)	1,450,000	1,442,750
Drummond Co., Inc.
7.375%, 02/15/2016(3)	1,475,000	1,397,563
Peabody Energy Corp.
Series B, 6.875%, 03/15/2013	1,650,000	1,674,750
5.875%, 04/15/2016	900,000	877,500
7.875%, 11/01/2026	425,000	420,750
		8,260,563
Commercial Services - 4.64%
ARAMARK Corp.
3.781%, 02/01/2015(5)	65,000	58,175
3.781%, 02/01/2015	3,355,000	3,380,162
Cenveo Corp.
7.875%, 12/01/2013	1,025,000	944,281
8.375%, 06/15/2014	650,000	541,125
10.500%, 08/15/2016(3)	350,000	350,875
Corrections Corp. of America
6.250%, 03/15/2013	999,000	1,005,244
6.750%, 01/31/2014	1,450,000	1,453,625
7.750%, 06/01/2017	1,725,000	1,802,625
Deluxe Corp.
7.375%, 06/01/2015	870,000	843,900
Education Management LLC
8.750%, 06/01/2014	1,200,000	1,239,000
10.250%, 06/01/2016	215,000	228,975
The Geo Group, Inc.
7.750%, 10/15/2017(3)	1,700,000	1,734,000
Iron Mountain, Inc.
7.750%, 01/15/2015	1,000,000	1,007,500
8.750%, 07/15/2018	1,635,000	1,702,444
8.000%, 06/15/2020	375,000	378,750
8.375%, 08/15/2021	325,000	333,938
		17,004,619

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Communications - 0.72%
Intelsat Jackson Holdings Ltd.
9.500%, 06/15/2016(3)	$900,000	$946,125
11.250%, 06/15/2016	600,000	643,500
8.500%, 11/01/2019(3)	1,025,000	1,030,125
		2,619,750
Distribution - Wholesale - 0.18%
Baker & Taylor, Inc.
11.500%, 07/01/2013(3)	1,295,000	666,925

Diversified Financial Services - 6.44%
E*Trade Financial Corp.
12.500%, 11/30/2017(2)(6)	1,525,000	1,722,720
Ford Motor Credit Co. LLC
9.875%, 08/10/2011	1,775,000	1,842,813
3.034%, 01/13/2012(5)	2,850,000	2,587,087
7.800%, 06/01/2012	900,000	899,800
7.500%, 08/01/2012	875,000	867,640
8.700%, 10/01/2014	575,000	591,329
8.000%, 12/15/2016	1,385,000	1,381,208
Fox Acquisition Sub LLC
13.375%, 07/15/2016(3)	540,000	408,375
Global Cash Access LLC
8.750%, 03/15/2012	925,000	909,969
GMAC LLC
7.250%, 03/02/2011(3)	79,000	78,013
6.875%, 09/15/2011(3)	237,000	230,483
6.000%, 12/15/2011(3)	244,000	232,105
7.000%, 02/01/2012(3)	1,004,000	966,350
6.625%, 05/15/2012(3)	66,000	63,113
8.000%, 11/01/2031(3)	550,000	477,125
Hughes Network Systems LLC
9.500%, 04/15/2014	1,560,000	1,583,400
Petroplus Finance Ltd.
6.750%, 05/01/2014(3)	1,585,000	1,497,825
7.000%, 05/01/2017(3)	925,000	832,500
9.375%, 09/15/2019(3)	300,000	298,500
Pinnacle Foods Finance LLC
9.250%, 04/01/2015	1,550,000	1,608,668
10.625%, 04/01/2017	400,000	420,000
Rainbow National Services LLC
8.750%, 09/01/2012(3)	200,000	204,000

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Sensus Metering Systems, Inc.
8.625%, 12/15/2013	$600,000	$610,500
Southern Star Central Corp.
6.750%, 03/01/2016	75,000	72,000
6.750%, 03/01/2016(3)	575,000	552,000
UPC Germany GMBH
8.125%, 12/01/2017(3)	125,000	125,625
Vanguard Health Holding Co. I LLC
11.250%, 10/01/2015(4)	1,550,000	1,635,249
Vanguard Health Holding Co. II LLC
9.000%, 10/01/2014	890,000	921,150
		23,619,547
Electric - 4.69%
The AES Corp.
8.750%, 05/15/2013(3)	275,000	281,187
7.750%, 03/01/2014	650,000	654,875
7.750%, 10/15/2015	850,000	856,375
9.750%, 04/15/2016(3)	725,000	784,813
8.000%, 10/15/2017	1,125,000	1,127,813
Edison Mission Energy
7.500%, 06/15/2013	55,000	50,325
7.750%, 06/15/2016	1,200,000	984,000
7.000%, 05/15/2017	150,000	110,250
7.200%, 05/15/2019	1,540,000	1,124,200
7.625%, 05/15/2027	1,135,000	754,775
Mirant Americas Generation LLC
8.300%, 05/01/2011	275,000	281,188
8.500%, 10/01/2021	1,150,000	1,046,500
Mirant North America LLC
7.375%, 12/31/2013	2,190,000	2,168,099
NRG Energy, Inc.
7.250%, 02/01/2014	800,000	809,000
7.375%, 02/01/2016	1,715,000	1,710,713
8.500%, 06/15/2019	1,925,000	1,953,875
Texas Competitive Electric Holdings Co. LLC
Series A, 10.250%, 11/01/2015(4)	3,500,000	2,502,500
		17,200,488
Entertainment - 3.22%
AMC Entertainment, Inc.
8.000%, 03/01/2014	50,000	47,375
11.000%, 02/01/2016	565,000	590,425

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Cinemark, Inc.
8.625%, 06/15/2019(3)	$1,775,000	$1,837,125
Great Canadian Gaming Corp.
7.250%, 02/15/2015(3)	1,230,000	1,197,713
Marquee Holdings, Inc.
9.505%, 08/15/2014(4)	2,490,000	2,054,250
Pinnacle Entertainment, Inc.
8.250%, 03/15/2012	275,000	276,375
7.500%, 06/15/2015	2,605,000	2,331,475
8.625%, 08/01/2017(3)	775,000	775,000
Regal Cinemas Corp.
8.625%, 07/15/2019(3)	1,325,000	1,364,750
Seneca Gaming Corp.
7.250%, 05/01/2012	720,000	709,200
Series B, 7.250%, 05/01/2012	630,000	620,550
		11,804,238
Environmental Control - 0.82%
Allied Waste North America, Inc.
7.250%, 03/15/2015	900,000	943,781
Series B, 7.125%, 05/15/2016	200,000	212,274
Browning-Ferris Industries, Inc.
9.250%, 05/01/2021	35,000	43,551
Clean Harbors, Inc.
7.625%, 08/15/2016(3)	1,775,000	1,794,969
Safety-Kleen Services, Inc.
9.250%, 06/01/2008(1)(2)	50,000	100
		2,994,675
Food - 3.13%
Ahold Lease USA, Inc.
Series A-1, 7.820%, 01/02/2020(4)	454,418	475,435
Series A-2, 8.620%, 01/02/2025(4)	831,908	836,068
American Stores Co.
7.900%, 05/01/2017	550,000	521,125
8.000%, 06/01/2026	1,465,000	1,351,462
Series MTNB, 7.100%, 03/20/2028	600,000	492,000
Dean Foods Co.
7.000%, 06/01/2016	1,800,000	1,745,999
Del Monte Corp.
6.750%, 02/15/2015	100,000	101,000
7.500%, 10/15/2019(3)	1,225,000	1,243,375
Dole Food Co., Inc.
8.750%, 07/15/2013	1,125,000	1,147,500
13.875%, 03/15/2014(3)	691,000	815,380

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Great Atlantic & Pacific Tea Co.
11.375%, 08/01/2015(3)	$475,000	$495,188
Pilgrim’s Pride Corp.
9.250%, 11/15/2013(1)(2)(7)	100,000	104,250
Smithfield Foods, Inc.
10.000%, 07/15/2014(3)	1,225,000	1,289,313
SUPERVALU, Inc.
7.500%, 11/15/2014	350,000	356,125
8.000%, 05/01/2016	500,000	512,500
		11,486,720
Forest Products & Paper - 1.21%
Buckeye Technologies, Inc.
8.500%, 10/01/2013	800,000	822,000
Georgia-Pacific LLC
9.500%, 12/01/2011	775,000	842,812
8.250%, 05/01/2016(3)	50,000	53,250
7.125%, 01/15/2017(3)	575,000	585,063
International Paper Co.
7.950%, 06/15/2018	600,000	695,707
9.375%, 05/15/2019	450,000	559,239
NewPage Corp.
11.375%, 12/31/2014(3)	900,000	890,999
		4,449,070
Gaming - 1.58%
Ameristar Casinos, Inc.
9.250%, 06/01/2014(3)	1,625,000	1,665,625
Harrah’s Operating Escrow LLC
11.250%, 06/01/2017(3)	1,425,000	1,460,625
MGM Mirage
8.500%, 09/15/2010	1,800,000	1,795,500
11.125%, 11/15/2017(3)	800,000	880,000
		5,801,750
Gas - 0.94%
Southern Star Central Gas Pipeline, Inc.
6.000%, 06/01/2016(3)	500,000	475,000
Southern Union Co.
7.600%, 02/01/2024	1,025,000	1,101,089
8.250%, 11/15/2029	1,625,000	1,855,870
		3,431,959

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Healthcare - Products - 1.54%
Accellent, Inc.
10.500%, 12/01/2013	$1,205,000	$1,165,838
Boston Scientific Corp.
6.000%, 06/15/2011	900,000	931,500
5.450%, 06/15/2014	450,000	457,875
6.400%, 06/15/2016	575,000	592,250
7.000%, 11/15/2035	625,000	621,875
Inverness Medical Innovations, Inc.
9.000%, 05/15/2016	1,825,000	1,856,937
		5,626,275
Healthcare - Services - 5.94%
Community Health Systems, Inc.
8.875%, 07/15/2015	3,250,000	3,323,125
DaVita, Inc.
7.250%, 03/15/2015	4,620,000	4,619,999
HCA, Inc.
6.300%, 10/01/2012	1,250,000	1,225,000
6.750%, 07/15/2013	875,000	848,750
9.125%, 11/15/2014	210,000	219,975
9.250%, 11/15/2016	2,200,000	2,332,000
9.625%, 11/15/2016(6)	1,438,000	1,536,863
Healthsouth Corp.
10.750%, 06/15/2016	600,000	657,000
8.125%, 02/15/2020	1,600,000	1,576,000
IASIS Healthcare LLC
8.750%, 06/15/2014	1,650,000	1,687,125
Psychiatric Solutions, Inc.
7.750%, 07/15/2015	1,105,000	1,071,850
7.750%, 07/15/2015(3)	1,375,000	1,299,375
United Surgical Partners International, Inc.
8.875%, 05/01/2017	125,000	128,125
9.250%, 05/01/2017(6)	1,220,000	1,238,300
		21,763,487
Holding Companies - Diversified - 0.56%
AMH Holdings, Inc.
11.250%, 03/01/2014(4)	360,000	339,300
Atlantic Broadband Finance LLC
9.375%, 01/15/2014	985,000	985,000
Reynolds Group DL Escrow, Inc.
7.750%, 10/15/2016(3)	700,000	710,500
		2,034,800

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Home Furnishings - 0.09%
Norcraft Cos LP
9.000%, 11/01/2011	$35,000	$35,175
Norcraft Holdings LP
9.750%, 09/01/2012(4)	300,000	286,500
		321,675
Lodging - 1.93%
Harrah’s Operating Co., Inc.
11.250%, 06/01/2017(3)	50,000	51,375
Host Hotels & Resorts LP - REIT
Series M, 7.000%, 08/15/2012	275,000	279,813
7.125%, 11/01/2013	950,000	947,625
Series O, 6.375%, 03/15/2015	75,000	71,063
Series Q, 6.750%, 06/01/2016	625,000	595,313
9.000%, 05/15/2017(3)	1,000,000	1,057,500
Las Vegas Sands Corp.
6.375%, 02/15/2015	1,675,000	1,490,750
Starwood Hotels & Resorts Worldwide, Inc.
6.250%, 02/15/2013	1,450,000	1,482,625
7.875%, 10/15/2014	250,000	264,687
Wynn Las Vegas LLC
7.875%, 11/01/2017(3)	825,000	825,000
		7,065,751
Machinery - Construction & Mining - 0.21%
Terex Corp.
8.000%, 11/15/2017	825,000	759,000

Media - 5.80%
Bonten Media Acquisition Co.
9.000%, 06/01/2015(3)(6)	445,718	154,330
Cablevision Systems Corp.
8.625%, 09/15/2017(3)	925,000	952,750
CanWest MediaWorks, Inc.
8.000%, 09/15/2012	361,654	298,816
CCH I Holdings LLC
9.920%, 04/01/2014(1)	275,000	5,500
10.000%, 05/15/2014(1)	25,000	500
11.750%, 05/15/2014(1)(4)	230,000	4,600
12.125%, 01/15/2015(1)(4)	25,000	500
CCO Holdings LLC
8.750%, 11/15/2013(1)	200,000	221,250

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Charter Communications Operating LLC
10.000%, 04/30/2012(1)(3)	$475,000	$485,688
CSC Holdings, Inc.
6.750%, 04/15/2012	45,000	46,688
8.500%, 04/15/2014(3)	200,000	211,250
8.500%, 06/15/2015(3)	1,700,000	1,795,624
7.625%, 07/15/2018	325,000	330,688
8.625%, 02/15/2019(3)	475,000	505,875
Dex Media, Inc.
8.000%, 11/15/2013	20,000	5,000
9.000%, 11/15/2013(1)(4)	150,000	37,500
9.000%, 11/15/2013(1)(4)	225,000	56,250
Dex Media West LLC
Series B, 8.500%, 08/15/2010	20,000	20,800
Series B, 9.875%, 08/15/2013	44,000	13,970
DirecTV Holdings LLC
7.625%, 05/15/2016	2,600,000	2,805,079
DISH DBS Corp.
7.000%, 10/01/2013	475,000	477,375
6.625%, 10/01/2014	650,000	638,625
7.750%, 05/31/2015	1,450,000	1,479,000
7.125%, 02/01/2016	960,000	955,200
7.875%, 09/01/2019	1,700,000	1,721,249
Idearc, Inc.
8.000%, 11/15/2016(1)	1,265,000	82,225
Mediacom LLC
9.125%, 08/15/2019(3)	500,000	510,000
Radio One, Inc.
Series B, 8.875%, 07/01/2011	865,000	685,513
The Reader’s Digest Association, Inc.
9.000%, 02/15/2017(1)	470,000	9,988
Salem Communications Holding Corp.
7.750%, 12/15/2010	445,000	446,113
Sinclair Television Group, Inc.
8.000%, 03/15/2012	1,825,000	1,758,843
UPC Holding BV
9.875%, 04/15/2018(3)	1,050,000	1,097,250
Videotron Ltee
6.875%, 01/15/2014	1,495,000	1,465,100
6.375%, 12/15/2015	685,000	653,319
9.125%, 04/15/2018	500,000	537,500
9.125%, 04/15/2018(3)	725,000	779,374
		21,249,332

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Mining - 0.81%
Alcoa, Inc.
6.750%, 07/15/2018	$1,675,000	$1,727,183
5.720%, 02/23/2019	25,000	24,378
Teck Resources Ltd.
9.750%, 05/15/2014	250,000	282,188
10.750%, 05/15/2019	800,000	938,000
		2,971,749
Miscellaneous Manufacturers - 1.96%
Freedom Group, Inc.
10.250%, 08/01/2015(3)	200,000	214,750
10.250%, 08/01/2015(3)	1,450,000	1,556,938
Koppers Holdings, Inc.
9.875%, 11/15/2014(4)	925,000	971,250
Koppers, Inc.
7.875%, 12/01/2019(3)	1,875,000	1,884,375
RBS Global, Inc.
9.500%, 08/01/2014	1,710,000	1,710,000
SPX Corp.
7.625%, 12/15/2014	825,000	845,625
		7,182,938
Office - Business Equipment - 0.92%
Xerox Capital Trust I
8.000%, 02/01/2027	3,445,000	3,383,851

Office Furnishings - 0.21%
Interface, Inc.
Series B, 11.375%, 11/01/2013	475,000	521,906
9.500%, 02/01/2014	265,000	264,006
		785,912
Oil & Gas - 7.04%
Atlas Energy Operating Co. LLC
12.125%, 08/01/2017	1,325,000	1,487,313
Chesapeake Energy Corp.
7.625%, 07/15/2013	1,250,000	1,271,875
7.000%, 08/15/2014	50,000	50,000
9.500%, 02/15/2015	275,000	289,438
6.375%, 06/15/2015	275,000	257,125
6.875%, 01/15/2016	1,275,000	1,230,375
6.250%, 01/15/2018	585,000	529,425
7.250%, 12/15/2018	550,000	532,125

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Comstock Resources, Inc.
8.375%, 10/15/2017	$1,500,000	$1,511,250
Encore Acquisition Co.
6.250%, 04/15/2014	525,000	526,313
9.500%, 05/01/2016	1,000,000	1,060,000
EXCO Resources, Inc.
7.250%, 01/15/2011	2,150,000	2,149,999
Hercules Offshore LLC
10.500%, 10/15/2017(3)	1,750,000	1,776,249
Hilcorp Energy I LP
7.750%, 11/01/2015(3)	95,000	91,913
9.000%, 06/01/2016(3)	334,000	336,505
Mariner Energy, Inc.
11.750%, 06/30/2016	1,375,000	1,522,813
Newfield Exploration Co.
7.125%, 05/15/2018	875,000	881,563
Penn Virginia Corp.
10.375%, 06/15/2016	1,325,000	1,434,313
Pioneer Natural Resources Co.
6.650%, 03/15/2017	3,650,000	3,555,267
Quicksilver Resources, Inc.
8.250%, 08/01/2015	850,000	850,000
11.750%, 01/01/2016	700,000	781,375
Sabine Pass LNG LP
7.250%, 11/30/2013	1,750,000	1,561,874
SandRidge Energy, Inc.
8.625%, 04/01/2015(6)	1,625,000	1,566,093
8.000%, 06/01/2018(3)	575,000	544,813
		25,798,016
Oil & Gas Services - 1.36%
Complete Production Services, Inc.
8.000%, 12/15/2016	1,825,000	1,797,625
Dresser-Rand Group, Inc.
7.375%, 11/01/2014	2,230,000	2,207,700
Hornbeck Offshore Services, Inc.
8.000%, 09/01/2017(3)	1,000,000	995,000
		5,000,325
Packaging & Containers - 3.27%
Crown Americas LLC
7.625%, 11/15/2013	475,000	488,656
7.750%, 11/15/2015	605,000	620,125
7.625%, 05/15/2017(3)	700,000	717,500

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Graphic Packaging International, Inc.
9.500%, 08/15/2013	$1,160,000	$1,194,800
9.500%, 06/15/2017	2,055,000	2,178,299
Greif, Inc.
7.750%, 08/01/2019(3)	1,625,000	1,653,438
Owens-Brockway Glass Container, Inc.
8.250%, 05/15/2013	1,132,000	1,160,300
6.750%, 12/01/2014	425,000	431,375
7.375%, 05/15/2016	400,000	407,000
Owens-Illinois, Inc.
7.800%, 05/15/2018	1,675,000	1,687,563
Radnor Holdings Corp.
11.000%, 03/15/2010(1)(2)	25,000	3
Silgan Holdings, Inc.
7.250%, 08/15/2016	1,425,000	1,448,156
		11,987,215
Pipelines - 4.99%
ANR Pipeline Co.
7.375%, 02/15/2024	60,000	66,735
7.000%, 06/01/2025	10,000	10,815
Atlas Pipeline Partners LP
8.125%, 12/15/2015	1,750,000	1,443,750
8.750%, 06/15/2018	200,000	163,000
Copano Energy LLC
8.125%, 03/01/2016	350,000	351,750
7.750%, 06/01/2018	675,000	675,000
Dynegy Holdings, Inc.
8.375%, 05/01/2016	3,070,000	2,832,075
7.125%, 05/15/2018	500,000	377,500
7.750%, 06/01/2019	460,000	378,350
7.625%, 10/15/2026	25,000	16,375
El Paso Corp.
7.750%, 06/15/2010	300,000	304,542
7.000%, 05/15/2011	100,000	101,304
Series GMTN, 7.375%, 12/15/2012	125,000	128,015
8.250%, 02/15/2016	125,000	130,000
7.250%, 06/01/2018	175,000	175,863
Series GMTN, 7.800%, 08/01/2031	2,025,000	1,895,481
Series GMTN, 7.750%, 01/15/2032	150,000	139,593
Kinder Morgan Finance Co. ULC
5.350%, 01/05/2011	1,050,000	1,060,500

	Principal
Interest Rate/Maturity Date	Amount	Market Value

MarkWest Energy Partners LP
Series B, 6.875%, 11/01/2014	$175,000	$163,625
Series B, 8.500%, 07/15/2016	600,000	607,500
Series B, 8.750%, 04/15/2018	950,000	961,875
Regency Energy Partners LP
9.375%, 06/01/2016(3)	1,125,000	1,195,313
Sonat, Inc.
7.625%, 07/15/2011	375,000	382,826
Targa Resources, Inc.
8.500%, 11/01/2013	1,455,000	1,433,175
Targa Resources Partners LP
11.250%, 07/15/2017(3)	625,000	671,875
Tennessee Gas Pipeline Co.
8.375%, 06/15/2032	150,000	181,746
Transcontinental Gas Pipe Line Co. LLC
6.400%, 04/15/2016	50,000	56,187
The Williams Cos, Inc.
7.875%, 09/01/2021	1,650,000	1,844,789
8.750%, 03/15/2032	473,000	555,156
		18,304,715
Real Estate - 0.45%
CB Richard Ellis Services, Inc.
11.625%, 06/15/2017	1,500,000	1,665,000

Retail - 5.37%
Claire’s Stores, Inc.
9.625%, 06/01/2015(6)	1,565,761	1,189,978
10.500%, 06/01/2017	425,000	320,875
Inergy LP
6.875%, 12/15/2014	50,000	48,625
8.750%, 03/01/2015	900,000	922,500
8.250%, 03/01/2016	750,000	759,375
JC Penney Corp. Inc.
7.400%, 04/01/2037	1,475,000	1,408,625
Limited Brands, Inc.
8.500%, 06/15/2019(3)	1,175,000	1,245,500
6.950%, 03/01/2033	1,350,000	1,117,125
7.600%, 07/15/2037	100,000	87,000

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Macy’s Retail Holdings, Inc.
5.350%, 03/15/2012	$2,540,000	$2,552,700
5.875%, 01/15/2013	425,000	427,125
6.900%, 01/15/2032	175,000	147,875
7.875%, 08/15/2036	525,000	462,000
Michaels Stores, Inc.
10.000%, 11/01/2014	1,600,000	1,640,000
11.375%, 11/01/2016	1,000,000	1,000,000
Neiman-Marcus Group, Inc.
9.000%, 10/15/2015(6)	1,352,116	1,227,045
10.375%, 10/15/2015	500,000	453,750
Quiksilver, Inc.
6.875%, 04/15/2015	1,125,000	866,250
QVC, Inc.
7.500%, 10/01/2019(3)	1,400,000	1,407,000
Sbarro, Inc.
10.375%, 02/01/2015	225,000	178,875
Toys R Us Property Co. I LLC
10.750%, 07/15/2017(3)	2,075,000	2,225,438
		19,687,661
Telecommunications - 11.20%
American Tower Corp.
7.000%, 10/15/2017	575,000	635,375
CC Holdings GS V LLC
7.750%, 05/01/2017(3)	1,575,000	1,673,438
Centennial Communications Corp.
6.040%, 01/01/2013(5)	575,000	576,438
Citizens Communications Co.
7.875%, 01/15/2027	125,000	113,750
9.000%, 08/15/2031	3,455,000	3,394,537
Crown Castle International Corp.
9.000%, 01/15/2015	1,325,000	1,407,813
7.125%, 11/01/2019	100,000	99,250
DigitalGlobe, Inc.
10.500%, 05/01/2014(3)	950,000	1,021,250
Embarq Corp.
7.082%, 06/01/2016	1,035,000	1,151,670
7.995%, 06/01/2036	1,975,000	2,080,913
GeoEye, Inc.
9.625%, 10/01/2015(3)	1,675,000	1,746,188
Hughes Network Systems LLC
9.500%, 04/15/2014	75,000	75,375

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Intelsat Corp.
9.250%, 06/15/2016(3)	$500,000	$507,500
Intelsat Intermediate Holding Co. Ltd.
9.500%, 02/01/2015(3)(8)	275,000	277,750
Level 3 Financing, Inc.
12.250%, 03/15/2013	1,795,000	1,882,506
9.250%, 11/01/2014	1,040,000	923,000
4.601%, 02/15/2015(5)	350,000	253,750
MetroPCS Wireless, Inc.
9.250%, 11/01/2014	175,000	176,313
9.250%, 11/01/2014	2,690,000	2,710,174
Nextel Communications, Inc.
Series F, 5.950%, 03/15/2014	350,000	318,500
Series D, 7.375%, 08/01/2015	3,125,000	2,906,250
Qwest Communications International, Inc.
Series B, 7.500%, 02/15/2014	875,000	870,625
Qwest Corp.
8.875%, 03/15/2012	750,000	799,687
7.500%, 10/01/2014	1,050,000	1,078,875
7.500%, 06/15/2023	425,000	391,000
6.875%, 09/15/2033	2,550,000	2,180,250
Rogers Communications, Inc.
7.250%, 12/15/2012	30,000	34,405
8.000%, 12/15/2012	1,545,000	1,579,270
8.750%, 05/01/2032	175,000	231,888
SBA Telecommunications, Inc.
8.000%, 08/15/2016(3)	625,000	646,875
8.250%, 08/15/2019(3)	700,000	731,500
Sprint Capital Corp.
8.750%, 03/15/2032	2,775,000	2,389,968
Virgin Media Finance PLC
Series $, 8.750%, 04/15/2014	450,000	468,000
9.125%, 08/15/2016	2,125,000	2,194,063
Series 1, 9.500%, 08/15/2016	650,000	685,750
8.375%, 10/15/2019	200,000	201,000
Wind Acquisition Finance SA
11.750%, 07/15/2014(3)	1,325,000	1,477,375
Windstream Corp.
8.625%, 08/01/2016	1,150,000	1,164,375
		41,056,646
Transportation - 0.89%
Bristow Group, Inc.
7.500%, 09/15/2017	830,000	806,760

	Principal
Interest Rate/Maturity Date	Amount	Market Value

General Maritime Corp.
12.000%, 11/15/2017(3)	$725,000	$755,813
Navios Maritime Holdings, Inc.
9.500%, 12/15/2014	630,000	622,913
8.875%, 11/01/2017(3)	1,050,000	1,081,500
		3,266,986
TOTAL CORPORATE BONDS (Amortized Cost $323,521,168)		339,266,153

CONVERTIBLE CORPORATE BONDS - 0.00%(9)
Aerospace - Defense - 0.00%(9)
L-3 Communications Holdings, Inc.
3.000%, 08/01/2035(3)	15,000	15,413

TOTAL CONVERTIBLE CORPORATE BONDS (Amortized Cost $16,219)		15,413

BANK LOANS - 2.71%(10)
Advertising - 0.09%
RH Donnelley, Inc. - Tranche D-2 Term Loan
6.750%, 12/31/2009	377,477	339,493

Aerospace - Defense - 0.08%
Sequa Corp. - Term Loan
3.580%, 12/08/2009	11,385	9,941
3.940%, 03/15/2010	9,828	8,581
3.890%, 04/01/2010	316,382	276,242
		294,764
Auto Manufacturers - 0.25%
Ford Motor Co. - Tranche B-1 Term Loan
3.240%, 12/15/2009	65,036	57,394
3.290%, 01/15/2010	993,257	876,550
		933,944
Building Products - 0.87%
Texas Competitive Electric Holdings Co. LLC - Initial Tranche B-2 Term Loan
3.742%, 12/09/2009	4,221,275	3,163,318
3.783%, 12/31/2009	21,815	16,348
3.753%, 12/31/2009	32,723	24,522
		3,204,188

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Chemicals - 0.12%
Lyondell Chemical Co.
- Dutch Revolving Credit Loan
3.736%, 12/29/2009	$4,812	$3,533
Lyondell Chemical Co.
- Dutch Tranche A Dollar Term Loan
3.736%, 12/29/2009	11,036	8,101
Lyondell Chemical Co.
- German Tranche B-1 Euro Term Loan
3.986%, 12/29/2009	13,816	10,142
Lyondell Chemical Co.
- German Tranche B-2 Euro Term Loan
3.986%, 12/29/2009	13,816	10,142
Lyondell Chemical Co.
- German Tranche B-3 Euro Term Loan
3.986%, 12/29/2009	13,816	10,142
Lyondell Chemical Co. - Initial New Money Loan
1.500%, 12/31/2009(11)	35,653	37,052
13.000%, 12/31/2009	71,338	74,137
Lyondell Chemical Co. - Primary Revolving Credit Loan
3.736%, 12/29/2009	18,046	13,247
Lyondell Chemical Co. - Roll-Up Loan
5.795%, 12/29/2009	106,826	104,287
6.560%, 12/31/2009	7	7
Lyondell Chemical Co. - U.S. Tranche A Dollar Term Loan
3.736%, 12/29/2009	34,383	25,240
Lyondell Chemical Co. - U.S. Tranche B-1 Dollar Term Loan
7.000%, 12/29/2009	59,951	44,008
Lyondell Chemical Co. - U.S. Tranche B-2 Dollar Term Loan
7.000%, 12/29/2009	59,951	44,008
Lyondell Chemical Co. - U.S. Tranche B-3 Dollar Term Loan
7.000%, 12/29/2009	59,951	44,008
		428,054
Diversified Financial Services - 0.07%
First Data Corp. - Initial Tranche B-1 Term Loan
2.986%, 12/24/2009	270,379	225,954
3.036%, 12/24/2009	8,220	6,869
3.033%, 12/31/2009	15,401	12,871
		245,694
Entertainment - 0.05%
Las Vegas Sands LLC - Delayed Draw I Term Loan
2.040%, 12/31/2009	44,438	37,105

	Principal
Interest Rate/Maturity Date	Amount	Market Value

Las Vegas Sands LLC - Tranche B Term Loan
2.040%, 12/31/2009	$175,950	$146,919
		184,024
Food - 0.07%
Pinnacle Foods
2.994%, 12/02/2009	273,601	249,934

Healthcare - Services - 0.33%
Community Health Systems, Inc. - Delayed Draw Term Loan
2.506%, 02/26/2010	29,136	26,702
Community Health Systems, Inc. - Funded Term Loan
2.484%, 12/31/2009	1,077	987
2.506%, 02/26/2010	570,034	522,412
HCA, Inc. - Tranche B-1 Term Loan
2.533%, 12/31/2009	725,279	675,280
		1,225,381
Hotels & Motels - 0.03%
Tribune Co. - Tranche X Advance
5.000%, 06/30/2009(1)	192,000	96,400

Internet - 0.06%
Level 3 Financing, Inc. - Tranche A Term Loan
2.530%, 01/13/2010	250,000	212,604

Media- 0.09%
Charter Communications Operating LLC - New Term Loan
4.240%, 12/31/2009	313	290
4.260%, 02/26/2010	122,500	113,670
Merrill Communications LLC - Loan (Second Lien)
14.750%, 12/31/2009	150,000	86,250
15.000%, 02/02/2010	939	540
Univision Communications, Inc. - Initial Term Loan
2.533%, 12/31/2009	150,000	123,703
		324,453
Office Furnishings - 0.05%
Collins & Aikman Floorcoverings, Inc. - Loan
2.802%, 12/10/2009	101,021	79,301
3.783%, 12/10/2009	45,918	36,046
2.784%, 01/13/2010	31,095	24,410
2.784%, 01/14/2010	15,046	11,811
2.784%, 01/19/2010	18,367	14,418
		165,986

	Principal
Interest Rate/Maturity Date	Amount/Shares	Market Value

Oil & Gas - 0.15%
Dresser, Inc. - Term B Loan
2.521%, 02/18/2010	$600,000	$553,714

Radio & TV/Other - 0.07%
Citadel Broadcasting Corp. - Tranche B Term Loan
2.040%, 12/31/2009	229,383	157,988
2.040%, 01/05/2010	170,617	117,512
		275,500
Research Services - 0.09%
Nielsen Finance LLC - Class A Dollar Term Loan
2.242%, 12/09/2009	366,749	331,515

Retail - 0.24%
Claire’s Stores, Inc. - Term B Loan
3.033%, 12/31/2009	348,219	273,497
Michaels Stores, Inc. - B-1 Term Loan
2.563%, 02/08/2010	216,295	187,185
2.563%, 02/12/2010	7,261	6,284
2.563%, 02/12/2010	174,503	151,018
2.563%, 02/26/2010	21,535	18,637
2.563%, 02/26/2010	33,514	29,003
2.563%, 02/16/2010	93,625	81,025
2.563%, 02/26/2010	157,615	136,403
		883,052

TOTAL BANK LOANS (Amortized Cost $9,823,607)		9,948,700

COMMON STOCKS - 0.02%
Telecommunications - 0.02%
Virgin Media, Inc.	3,372	55,503

TOTAL COMMON STOCKS (Cost $73,982)		55,503

MONEY MARKET MUTUAL FUNDS - 3.43%
Dreyfus Cash Advantage Plus Fund
(0.132% 7-Day Yield)	12,570,276	12,570,276

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $12,570,276)		12,570,276

Market Value
Total Investments - 98.70% (Cost $346,005,252)	$361,856,045

Other Assets in Excess of Liabilities - 1.30%	4,776,492

Net Assets - 100.00%	$366,632,537

(1)	Security is currently in default/non-income producing.
(2)	This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Advisor and may be resold, normally to qualified buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $77,192,637, which represents approximately 21.05% of net assets as of November 30, 2009.

(4)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at November 30, 2009.
(5)	Floating or variable rate security. Interest rate disclosed is that which is in effect at November 30, 2009.
(6)	Pay-in-kind securities.
(7)	This security is considered illiquid by the Investment Advisor.
(8)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is the stated rate at a set date in the future.
(9)	Amount represents less than 0.005% of net assets.
(10)

Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at November 30, 2009. Bank Loans, while exempt from registration, under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(11)	All or a portion of this position has not settled. Contract rates do not take effect until settlement date.

See Notes to Financial Statements

Statement of Assets & Liabilities

November 30, 2009 (Unaudited)

	Stone Harbor	Stone Harbor
	Emerging Markets	High Yield
	Debt Fund	Bond Fund
ASSETS:
Investments, at value(1)	$74,439,269	$361,856,045
Foreign currency, at value (Cost $14,437)	14,453	—
Receivable for investments sold	2,799,075	1,313,437
Receivable for Fund shares sold	945,000	211,580
Interest receivable	1,199,543	7,765,966
Prepaids and other assets	2,263	585,741
Total Assets	79,399,603	371,732,769

LIABILITIES:
Payable for investments purchased	2,927,587	3,947,887
Payable for Fund shares redeemed	—	945,000
Unrealized depreciation on forward foreign currency contracts	47,662	—
Payable to advisor	16,851	117,028
Payable to administrator	5,272	28,215
Payable for trustee fees	5,283	5,283
Other payables	56,612	56,819
Total Liabilities	3,059,267	5,100,232
Net Assets	$76,340,336	$366,632,537

NET ASSETS CONSIST OF:
Paid-in capital	$64,272,127	$354,609,297
Undistributed/(overdistributed) net investment income	(71,728)	10,834
Accumulated net realized gain/(loss) on investments and translation of assets and liabilities denominated in foreign currency	2,127,348	(3,838,387)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currency	10,012,589	15,850,793
Net Assets	$76,340,336	$366,632,537

PRICING OF SHARES:
Institutional Class Shares
Net Assets	$76,340,336	$366,632,537
Shares of beneficial interest outstanding (unlimited number of shares, par value of $0.001 per share authorized)	7,246,062	39,291,795
Net asset value, offering and redemption price per share	$10.54	$9.33

(1) Cost of Investments	$64,389,683	$346,005,252

See Notes to Financial Statements

Statement of Operations

For the Six Months Ended November 30, 2009 (Unaudited)

	Stone Harbor	Stone Harbor
	Emerging Markets	High Yield
	Debt Fund	Bond Fund
INVESTMENT INCOME
Interest (net of foreign withholding tax of $961 on Stone Harbor Emerging Markets Debt Fund)	$3,648,891	$13,443,569
Other income	—	159,880
Total Investment Income	3,648,891	13,603,449

EXPENSES
Investment advisory fee	269,777	777,845
Administrative fee	41,389	140,887
Custodian fees	16,715	12,653
Audit fees	35,391	35,391
Printing fees	5,351	5,317
Legal fees	25,355	25,244
Trustee fees	8,674	8,674
Transfer agent fees	11,175	11,812
Registration fees	2,812	6,838
Insurance fees	3,482	12,288
Other	1,482	2,489
Total expenses before waiver	421,603	1,039,438
Less fees waived by investment advisor	(84,381)	(183,808)
Total Net Expenses	337,222	855,630
Net Investment Income	3,311,669	12,747,819

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	6,459,415	256,008
Foreign currency transactions	187,921	—
Net realized gain	6,647,336	256,008
Change in unrealized appreciation on:
Investments	6,184,571	29,817,283
Translation of assets and liabilities denominated in foreign currencies	16,710	—
Net change	6,201,281	29,817,283
Net Realized and Unrealized Gain on Investments	12,848,617	30,073,291
Net Increase in Net Assets Resulting from Operations	$16,160,286	$42,821,110

See Notes to Financial Statements

Statements of Changes in Net Assets

STONE HARBOR EMERGING MARKETS DEBT FUND

	For the
	Six Months Ended	For the
	November 30, 2009	Year Ended
	(Unaudited)	May 31, 2009
OPERATIONS
Net investment income	$3,311,669	$3,740,570
Net realized gain/(loss) on investments	6,647,336	(5,220,508)
Net change in unrealized appreciation on investments and foreign currency translations	6,201,281	3,631,081
Net increase in net assets resulting from operations	16,160,286	2,151,143

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(3,446,854)	(3,008,908)
Net decrease in net assets from distributions to shareholders	(3,446,854)	(3,008,908)

CAPITAL SHARE TRANSACTIONS
Institutional Class Shares
Proceeds from sale of shares	19,371,250	72,248,655
Issued to shareholders in reinvestment of distributions	3,295,093	2,948,631
Cost of shares redeemed	(50,792,439)	(2,173,927)
Net increase/(decrease) in net assets from capital share transactions	(28,126,096)	73,023,359
Net Increase/(Decrease) in Net Assets	(15,412,664)	72,165,594
Net Assets
Beginning of period	91,753,000	19,587,406
End of period (including (overdistributed)/undistributed net investment income of $(71,728) and $63,457, respectively)	$76,340,336	$91,753,000

OTHER INFORMATION:
Share Transactions:
Institutional Class Shares
Beginning shares	9,952,470	1,894,363
Shares sold	1,833,168	7,950,246
Shares reinvested	322,064	344,206
Shares redeemed	(4,861,640)	(236,345)
Shares outstanding	7,246,062	9,952,470

See Notes to Financial Statements

Statements of Changes in Net Assets

STONE HARBOR HIGH YIELD BOND FUND

	For the
	Six Months Ended	For the
	November 30, 2009	Year Ended
	(Unaudited)	May 31, 2009
OPERATIONS
Net investment income	$12,747,819	$11,528,807
Net realized gain/(loss) on investments	256,008	(3,443,983)
Net change in unrealized appreciation/(depreciation) on investments	29,817,283	(12,603,307)
Net increase/(decrease) in net assets resulting from operations	42,821,110	(4,518,483)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(12,601,941)	(11,426,115)
Net decrease in net assets from distributions to shareholders	(12,601,941)	(11,426,115)

CAPITAL SHARE TRANSACTIONS
Institutional Class Shares
Proceeds from sales of shares	118,384,695	131,188,255
Issued to shareholders in reinvestment of distributions	11,858,215	9,950,073
Cost of shares redeemed	(17,039,376)	(8,895,972)
Net increase in net assets from capital share transactions	113,203,534	132,242,356
Net Increase in Net Assets	143,422,703	116,297,758
Net Assets
Beginning of period	223,209,834	106,912,076
End of period (including undistributed/(overdistributed) net investment income of $10,834 and $(135,044), respectively)	$366,632,537	$223,209,834

OTHER INFORMATION:
Share Transactions:
Institutional Class Shares
Beginning shares	26,613,415	10,776,299
Shares sold	13,236,795	15,634,751
Shares reinvested	1,296,824	1,246,011
Shares redeemed	(1,855,239)	(1,043,646)
Shares outstanding	39,291,795	26,613,415

See Notes to Financial Statements

Financial Highlights*

For a share outstanding through the periods presented

	For the		For the Period
	Six Months Ended	For the	August 16, 2007
Emerging Markets Debt Fund	November 30, 2009	Year Ended	(Inception) to
Institutional Class Shares	(Unaudited)	May 31, 2009	May 31, 2008
Net asset value - beginning of the period	$9.22	$10.34	$10.00
Income/(loss) from investment operations
Net investment income	0.42	0.59	0.46
Net realized and unrealized gain/(loss) on investments	1.34	(1.18)	0.58
Total income/(loss) from investment operations	1.76	(0.59)	1.04

Less distributions to common shareholders
From net investment income	(0.44)	(0.53)	(0.54)
From net realized gain on investments	—	—	(0.16)
From tax return of capital	—	—	(0.00	)(1)
Total distributions	(0.44)	(0.53)	(0.70)

Net Increase/(Decrease) in Net Asset Value	1.32	(1.12)	0.34
Net asset value - end of period	$10.54	$9.22	$10.34

Total Return (2)(3)	19.24%	(5.10)%	10.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$76,340	$91,753	$19,587
Ratio of expenses to average net assets with fee waivers/reimbursements	0.75%**	0.75%	0.75	%**
Ratio of expenses to average net assets without fee waivers/reimbursements	0.94%**	1.33%	2.27	%**
Ratio of net investment income to average net assets with fee waivers/reimbursements	7.37%**	9.32%	5.91	%**

Portfolio Turnover Rate	70%	84%	143%

*       The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund Shares in relation to income earned and/or fluctuating market value of the investment of the Fund.

**     Annualized.

(1)     Less than $(0.005) per share.

(2)     Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period.

(3)     Total returns for periods of less than one year are not annualized.

See Notes to Financial Statements

Financial Highlights

For a share outstanding through the periods presented

	For the		For the Period
	Six Months Ended	For the	August 16, 2007
High Yield Bond Fund	November 30, 2009	Year Ended	(Inception) to
Institutional Class Shares	(Unaudited)	May 31, 2009	May 31, 2008
Net asset value - beginning of the period	$8.39	$9.92	$10.00
Income/(loss) from investment operations
Net investment income	0.35	0.70	0.58
Net realized and unrealized gain/(loss) on investments	0.93	(1.53)	(0.08)
Total income/(loss) from investment operations	1.28	(0.83)	0.50

Less distributions to common shareholders
From net investment income	(0.34)	(0.70)	(0.57)
From net realized gain on investments	—	—	(0.01)
From tax return of capital	—	—	(0.00	)(1)
Total distributions	(0.34)	(0.70)	(0.58)

Net Increase/(Decrease) in Net Asset Value	0.94	(1.53)	(0.08)
Net asset value - end of period	$9.33	$8.39	$9.92

Total Return (2)(3)	15.39%	(7.77)%	5.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$366,633	$223,210	$106,912
Ratio of expenses to average net assets with fee waivers/reimbursements	0.55%**	0.55%	0.55	%**
Ratio of expenses to average net assets without fee waivers/reimbursements	0.67%**	0.88%	1.21	%**
Ratio of net investment income to average net assets with fee waivers/reimbursements	8.20%**	9.07%	7.81	%**

Portfolio Turnover Rate	13%	16%	11%

**	Annualized.
(1)	Less than $(0.005) per share.
(2)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period.
(3)	Total returns for periods of less than one year are not annualized.

See Notes to Financial Statements

Notes to Financial Statements

November 30, 2009 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Stone Harbor Investment Funds, which consist of Stone Harbor Emerging Markets Debt Fund and Stone Harbor High Yield Bond Fund (each, a “Fund” and together, the “Funds”) is a Massachusetts business trust (the “Trust”), organized on February 20, 2007 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is a non-diversified portfolio with an investment objective to maximize total return. Shares of each Fund are currently divided into two classes, designated Institutional Class Shares and Distributor Class Shares. As of the date of this report, there were no outstanding shares for the Distributor Class of each Fund. The Declaration of Trust permits the Trustees to create additional funds and share classes.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(a) Investment Valuation: Debt securities, bank loans and linked notes are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value. Available cash is generally invested into a money market fund by the custodian, and is valued at the latest net asset value per share as reported by the fund’s administrator.

The Funds have adopted Financial Accounting Standards Board Codification Topic 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). In accordance with ASC 820, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (continued)

November 30, 2009 (Unaudited)

The following is a summary of the inputs used as of November 30, 2009 in valuing the Funds’ investments carried at value:

Stone Harbor Emerging Markets Debt Fund

Assets:

	Level 1 - Quoted	Level 2 -	Level 3 -
Investments in	Prices in Active	Other	Significant
Securities at	Market for	Significant	Unobservable
Value	Identical Assets	Observable Inputs	Inputs	Total
Sovereign Debt Obligations	$—	$64,678,222	$—	$64,678,222
Corporate Bonds	—	5,192,172	—	5,192,172
Credit Linked Notes	—	—	1,319,065	1,319,065
Money Market Mutual Funds	—	3,249,810	—	3,249,810
TOTAL	$—	$73,120,204	$1,319,065	$74,439,269

Liabilities:

Other Financial
Instruments
at Value
Derivative Instruments*	$—	$47,662	$—	$47,662
TOTAL	$—	$47,662	$—	$47,662

* Derivative instruments are forward foreign currency contracts held at November 30, 2009.

Stone Harbor High Yield Bond Fund

Assets:

	Level 1 - Quoted	Level 2 -	Level 3 -
Investments in	Prices in Active	Other	Significant
Securities at	Market for	Significant	Unobservable
Value	Identical Assets	Observable Inputs	Inputs	Total
Corporate Bonds	$—	$335,760,843	$3,505,310	$339,266,153
Convertible Corporate Bonds	—	15,413	—	15,413
Bank Loans	—	9,609,207	339,493	9,948,700
Common Stocks	55,503	—	—	55,503
Money Market Mutual Funds	—	12,570,276	—	12,570,276
TOTAL	$55,503	$357,955,739	$3,844,803	$361,856,045

Notes to Financial Statements (continued)

November 30, 2009 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Stone Harbor Emerging Markets Debt Fund

			Change In	Net	Transfers in	Balance as
Investments	Balance as of	Realized	Unrealized	Purchases/	and/or (out)	of November
in Securities	May 31, 2009	Gain**	Appreciation**	(Sales)	of Level 3	30, 2009
Credit Linked Notes	$—	$7,795	$15,161	$1,296,109	$—	$1,319,065
TOTAL	$—	$7,795	$15,161	$1,296,109	$—	$1,319,065

Stone Harbor High Yield Bond Fund

			Change In	Net	Transfers in	Balance as
Investments	Balance as of	Realized	Unrealized	Purchases/	and/or (out)	of November
in Securities	May 31, 2009	Gain**	Appreciation**	(Sales)	of Level 3	30, 2009
Corporate Bonds	$1,042,064	$19,032	$656,593	$954,167	$833,454	$3,505,310
Bank Loans	312,000	7,322	42,359	(22,188)	—	339,493
TOTAL	$1,354,064	$26,354	$698,952	$931,979	$833,454	$3,844,803

** Realized gain and change in unrealized appreciation are included in the related amounts on investments in the statement of operations.

(b) Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(c) Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective date of such transactions.

The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

(d) Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include, among other things, possible revaluation of currencies, the

Notes to Financial Statements (continued)

November 30, 2009 (Unaudited)

ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

(e) Risk Exposure and the Use of Derivative Instruments: The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter in various types of derivatives contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objects, the Fund’s may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the make value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will decrease as the dollar depreciates against the currency.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to it net assets and can substantially increase the volatility of the Funds’ performance.

Notes to Financial Statements (continued)

November 30, 2009 (Unaudited)

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Example of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Forward Foreign Currency Contracts: The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Credit Default Swaps: The Funds may enter into credit default swap contracts for hedging purposes, to gain market exposure or to add leverage to their portfolios. When used for hedging purposes, a Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty.

No swaps were held in the Funds as of November 30, 2009.

Notes to Financial Statements (continued)

November 30, 2009 (Unaudited)

The effect of derivative instruments on the Balance Sheet as of November 30, 2009:

Stone Harbor Emerging Markets Debt Fund

Derivatives not accounted for	Asset Derivatives		Liability Derivatives
as hedging instruments under	Balance		Balance
Statement ASC 815	Sheet Location	Fair Value	Sheet Location	Fair Value
Foreign Exchange Contracts	—	—	Unrealized depreciation on forward foreign currency contracts	$47,662
Total	—	—		$47,662

The effect of derivatives instruments on the Statement of Operations for the period ended November 30, 2009:

Derivatives not			Change in Unrealized
accounted for as	Location of Gain/	Realized Gain/	Gain/(Loss)
hedging instruments	(Loss) On Derivatives	(Loss) On Derivatives	On Derivatives
under ASC 815	Recognized in Income	Recognized in Income	Recognized in Income
Foreign Exchange Contracts	Net realized loss on Foreign currency transactions/Change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	$(211,007)	$33,272
Total		$(211,007)	$33,272

(f) Loan Participations: The High Yield Bond Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(g) Credit and Market Risk: The Funds invest in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated

Notes to Financial Statements (continued)

November 30, 2009 (Unaudited)

securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Distributions to Shareholders: Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-date. Income distributions, if any, are declared and paid on a quarterly basis. Capital gain distributions, if any, are declared and paid at least annually.

(i) Classifications of Distributions: Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by a Fund.

The tax character of the distributions paid by the Funds during the year ended May 31, 2009, was as follows:

	Stone Harbor	Stone Harbor
	Emerging Markets	High Yield
	Debt Fund	Bond Fund
Ordinary Income	$3,008,908	$11,426,115

As of May 31, 2009, the components of distributable earnings on a tax basis were as follows:

	Stone Harbor	Stone Harbor
	Emerging Markets	High Yield
	Debt Fund	Bond Fund
Undistributed Ordinary Income	$259,541	$172,616
Accumulated Capital Losses	$(4,051,127)	$(4,089,660)
Unrealized Appreciation/(Depreciation)	$3,342,447	$(15,316,280)
Cumulative Effect of Other Timing Differences*	$(196,084)	$(307,660)
	$(645,223)	$(19,540,984)

*	Other temporary differences due to timing consist primarily of mark-to-market under section 1256 of the Internal Revenue Code, dividends payable, and post-October foreign currency losses.

At May 31, 2009, each Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

	Stone Harbor	Stone Harbor
	Emerging Markets	High Yield
Expiring	Debt Fund	Bond Fund
May 31, 2017	$899,017	$651,342

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets reported under accounting principles generally accepted in the United States. Accordingly, for the period ended May 31, 2009, certain differences were reclassified. These differences were primarily due to the differing tax treatment of certain investments

Notes to Financial Statements (continued)

November 30, 2009 (Unaudited)

and the amounts reclassified did not affect net assets. For Stone Harbor High Yield Bond Fund, the differences were primarily due to the differing tax treatment of the securities contributed to the Fund’s portfolio at the time of inception.

The reclassifications were as follows:

	Stone Harbor	Stone Harbor
	Emerging Markets	High Yield
	Debt Fund	Bond Fund
Paid-in capital	$6,303	$1,004,884
Overdistributed Net Investment Income	$(716,321)	$(181,551)
Accumulated Net Realized Gain/(Loss)	$710,018	$(823,333)

(j) Expenses: Direct expenses are charged to the Funds; general expenses of the Trust are allocated to the Funds based on each Fund’s relative net assets or any other reasonable basis.

(k) Federal and Other Taxes: It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

The Fund follows ASC 740 “Income Taxes” (“ASC 740”), which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of May 31, 2009, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years since inception are subject to examination by the Internal Revenue Service and state departments of revenue.

2. Advisory Fees

Stone Harbor Investment Partners LP is the Trust’s investment adviser (the “Adviser”). Under the investment advisory agreement the Trust pays an investment advisory fee calculated daily and paid monthly of 0.50% and 0.60% of the average daily net assets for Stone Harbor High Yield Bond Fund and Stone Harbor Emerging Markets Debt Fund, respectively.

The Adviser has contractually agreed to waive fees and reimburse expenses with respect to each of the Funds so that the Net Annual Operating Expenses (exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) of the Stone Harbor High Yield Bond Fund Institutional Class, Stone Harbor High Yield Bond Fund Distributor Class, Stone Harbor Emerging Markets Debt Fund Institutional Class and Stone Harbor Emerging Markets Debt Fund Distributor Class will not exceed 0.55%, 0.80%, 0.75% and 1.00%, respectively. This undertaking is in effect through September 30, 2010 and is reevaluated on an annual basis.

The Adviser will be permitted to recover, on a class by class basis, expenses it has borne through the undertakings described above to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in the relevant undertaking. A Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expense was deferred.

Notes to Financial Statements (continued)

November 30, 2009 (Unaudited)

3. Federal Income Taxes

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers. The Funds have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and proceeds from sales of investments (excluding short-term investments), as well as the composition of unrealized appreciation and depreciation of investment securities, for federal income tax purposes for the six months ended November 30, 2009 are noted below:

	Stone Harbor	Stone Harbor
	Emerging Markets Debt Fund	High Yield Bond Fund
Purchases of investments	$57,559,780	$150,975,044
Sales of investments	$79,925,497	$37,333,451

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals and passive foreign investment companies.

	Stone Harbor	Stone Harbor
	Emerging Markets Debt Fund	High Yield Bond Fund
Gross appreciation
(excess of value over tax cost)	$9,864,250	$25,145,719
Gross depreciation
(excess of tax cost over value)	$(71,519)	$(8,206,827)
Net unrealized appreciation	$9,792,731	$16,938,892
Cost of investments for income tax purposes	$64,646,538	$344,917,153

Stone Harbor Emerging Markets Debt Fund and Stone Harbor High Yield Bond Fund elect to defer to the fiscal year ending May 31, 2010, approximately $ 3,152,110 and $ 3,438,318, respectively, of capital losses recognized during the period from November 1, 2008 to May 31, 2009. Additionally, Stone Harbor Emerging Markets Debt Fund elects to defer to its fiscal year ending May 31, 2010, approximately $ 259,507 of foreign currency losses recognized during the period from November 1,2008 to May 31, 2009.

4. Shares of Beneficial Interest

At November 30, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Notes to Financial Statements (continued)

November 30, 2009 (Unaudited)

Transactions in shares of the Institutional Class were as follows:

	Stone Harbor		Stone Harbor
	Emerging Markets Debt Fund		High Yield Bond Fund
	Six Months	Year Ended	Six Months	Year Ended
	Ended 11/30/09	5/31/09	Ended 11/30/09	5/31/09
Shares sold	1,833,168	7,950,246	13,236,795	15,634,751
Shares reinvested	322,064	344,206	1,296,824	1,246,011
Shares redeemed	(4,861,640)	(236,345)	(1,855,239)	(1,043,646)
Net increase/(decrease) in shares outstanding	(2,706,408)	8,058,107	12,678,380	15,837,116

5. Subsequent Events

In May 2009, the FASB issued “Subsequent Events” (the “Subsequent Events Statement” or “ASC 855.10,” formerly FAS 165), a statement outlining disclosure requirements related to certain events occurring after the date of financial statements. The Subsequent Events Statement is effective for interim and annual periods after June 15, 2009. The Funds adopted the Subsequent Events Statement in the current reporting period.

Management has performed a review for subsequent events through January 27, 2010, the date this report was issued. There were no reportable events for the Fund as a result of their review.

6. Recent Accounting Pronouncements

Recent Accounting Pronouncements: In June 2009, FASB issued FASB ASC 105 (formerly FASB Statement 168), Generally Accepted Accounting Principles, establishing FASB Accounting Standards CodificationTM (ASC) as the source of authoritative generally accepted accounting principles (GAAP) to be applied by nongovernmental entities. FASB ASC 105 is effective for annual and interim periods ending after September 15, 2009, and the Fund has updated its references to GAAP in this report in accordance with the provisions of this pronouncement. The implementation of FASB ASC 105 did not have a material effect on its financial position or results of operation.

In April 2009, FASB issued FASB ASC 820-10-65 (formerly FASB Staff Position No. FAS 157-4), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. This standard applies to all assets and liabilities within the scope of accounting pronouncements that require or permit fair value measurements, with certain defined exceptions, and provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased. ASC 820-10-65 is effective for interim reporting periods ending after June 15, 2009. The implementation of ASC 820-10-65 did not have a material effect on the Fund’s financial position or results of operation.

Additional Information

November 30, 2009 (Unaudited)

Fund Portfolio Holdings

The SEC has adopted the requirement that all funds file a complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. For the Funds, this would be for the fiscal quarters ending August 31 and February 28. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available without change, upon request, by contacting the Funds at 1-866-699-8158, on the SEC’s website at http://www.sec.gov., or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities for the 12 month period ended June 30, 2009 is available without a charge, upon request, by contacting Stone Harbor Investment Funds at 1-866-699-8158 and on the SEC’s Web site at http://www.sec.gov.

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Trustees and Officers

November 30, 2009 (Unaudited)

The business and affairs of each Fund are managed under the direction of its Board of Trustees. The Board of Trustees approves all significant agreements between a Fund and the persons or companies that furnish services to the Fund, including agreements with its distributor, investment adviser, administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund’s Adviser and administrator.

The name, age and principal occupations for the past five years of the Trustees and officers of the Funds are listed below, along with the number of portfolios in the Fund complex overseen by and the other directorships held by each Trustee. Except as otherwise noted, the address of each Trustee and officer is c/o Stone Harbor Investment Partners LP, 31 W. 52nd Street, 16th Floor, New York, New York 10019. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available without a charge, upon request, by calling 1-866-699-8158.

INDEPENDENT TRUSTEES

Name and Age	Position with the Trust	Term of Office and Length of Time Served(1)
Alan Brott	Chairman of Audit Committee; Trustee	Since June 21, 2007
Age: 66
Heath B. McLendon	Trustee	Since June 21, 2007
Age: 76
Patrick Sheehan	Trustee	Since June 21, 2007
Age: 61

INTERESTED TRUSTEE

Term of Office and Length
Name and Age	Position with the Trust	of Time Served(1)
Thomas W. Brock*	Chairman; Trustee	Since June 21, 2007
Age: 63

* Mr. Brock is an interested Trustee because of his position with Stone Harbor.

	Number of
	Portfolios in
	Fund Complex
	Overseen by	Other Directorships
Principal Occupation(s) During Past 5 Years	Trustee	by Trustee
Columbia University Graduate School of Business - Associate Professor, 2000-Present; Consultant, 1991-Present.	2	Bank of America– two closed-end registered hedge funds.
Citigroup – Chairman of Equity Research Oversight Committee (retired December 31, 2006).	2	None
Retired; formerly, Citigroup Asset Management-Managing Director and Fixed Income Portfolio Manager, 1991-2002.	2	None

	Number of
	Portfolios in
	Fund Complex
	Overseen by	Other Directorships
Principal Occupation(s) During Past 5 Years	Trustee	by Trustee
Stone Harbor Investment Partners LP – Chief Executive Officer, 2006-Present; Columbia University Graduate School of Business - Associate Professor, 1998-2006.	2	Bank of America – two closed-end registered hedge funds; Liberty All Star Funds – two closed-end funds.

OFFICERS

Name and Age	Position with the Trust	Term of Office and Length of Time Served(1)
Peter J. Wilby Age: 51	President	Since June 21, 2007
Pablo Cisilino Age: 42	Executive Vice President	Since June 21, 2007
James E. Craige Age: 42	Executive Vice President	Since June 21, 2007
Thomas K. Flanagan Age: 57	Executive Vice President	Since June 21, 2007
David Oliver Age: 50	Executive Vice President	Since September 29, 2008

(1)   Officers are typically elected every year, unless an officer early retires, resigns or is removed from office. The current retirement age is 80.

Number of
Portfolios in
Fund Complex
	Overseen by	Other Directorships
Principal Occupation(s) During Past 5 Years	Trustee	by Trustee

Co-portfolio manager of the Funds; since April 3, 2006, Chief Investment Officer of Stone Harbor Investment Partners LP; prior to April 3, 2006, Chief Investment Officer – North American Fixed Income; joined Citigroup or its predecessor firms in 1989.

	N/A	N/A

Co-portfolio manager of Emerging Markets Debt Fund; since July 1, 2006, Senior Portfolio Manager of Stone Harbor Investment Partners LP; from June 1, 2004 to July 1, 2006, Executive Director for Sales and Trading in Emerging Markets at Morgan Stanley Inc; prior to June 1, 2004, Vice President for local markets and FX sales and trading, Goldman Sachs; joined Goldman Sachs in 1994.

	N/A	N/A

Co-portfolio manager of Emerging Markets Debt Fund; since April 3, 2006, Senior Portfolio Manager of Stone Harbor Investment Partners LP; prior to April 3, 2006, Managing Director and Senior Portfolio Manager at Salomon Brothers Asset Management Inc.; joined Salomon Brothers Asset Management Inc. in 1992.

	N/A	N/A

Co-portfolio manager of Emerging Markets Debt Fund; since April 3, 2006, Senior Portfolio Manager of Stone Harbor Investment Partners LP; prior to April 3, 2006, Managing Director and Senior Portfolio Manager at Salomon Brothers Asset Management Inc.; joined Salomon Brothers Asset Management Inc. in 1991.

	N/A	N/A

Co-portfolio manager of Emerging Markets Debt Fund; since June 1, 2008 Senior Portfolio Manager of Stone Harbor, from 1986 to June 1, 2008 Managing Director in Emerging Market sales and trading Citigroup.

	N/A	N/A

Name and Age	Position with the Trust	Term of Office and Length of Time Served(1)
Beth A. Semmel Age: 49	Executive Vice President	Since June 21, 2007
Jeffrey S. Scott Age: 50	Chief Compliance Officer	Since June 21, 2007
James J. Dooley Age: 54	Treasurer	Since June 21, 2007
Adam J. Shapiro Age: 45	Secretary; Anti-Money Laundering Officer	Since June 21, 2007 Since June 21, 2007
Patrick D. Buchanan Age: 37	Assistant Treasurer	Since April 23, 2008

(1)   Officers are typically elected every year, unless an officer early retires, resigns or is removed from office. The current retirement age is 80.

Number of
Portfolios in
Fund Complex
	Overseen by	Other Directorships
Principal Occupation(s) During Past 5 Years	Trustee	by Trustee

Co-portfolio manager of High Yield Bond Fund; since April 3, 2006, Senior Portfolio Manager of Stone Harbor Investment Partners LP; Prior to April 3, 2006, Managing Director, Senior Portfolio Manager and Senior Trader for all high yield securities portfolios at Salomon Brothers Asset Management Inc.; joined Salomon Brothers Asset Management Inc. in 1993.

	N/A	N/A

Since April 3, 2006, Chief Compliance Officer of Stone Harbor Investment Partners LP; from October 2006 to March 2007, Director of Compliance, New York Life Investment Management LLC; from July 1998 to September 2006, Chief Compliance Officer, Salomon Brothers Asset Management Inc.

	N/A	N/A

Since April 3, 2006, Head of Operations, Technology and Finance of Stone Harbor Investment Partners LP; from August 2004 to March 2006, Senior Operations Manager of Institutional Asset Management, Citigroup Asset Management; from October 2002 to August 2004, Managing Director, Global Operations & Application Development, AIG Global Investment Group; from May 2001 to September 2002, President and Chief Operating Officer, Financial Technologies International.

	N/A	N/A

Since April 3, 2006, General Counsel of Stone Harbor Investment Partners LP; from April 2004 to March 2006, General Counsel, North American Fixed Income, Salomon Brothers Asset Management Inc.; from August 1999 to March 2004, Director of Product and Business Development, Citigroup Asset Management.

	N/A	N/A

Since October 15, 2007, Senior Fund Controller for ALPS Fund Services, Inc; from February 2005 to October 2007, Director of Accounting for Madison Capital Management LLC; from August 2003 to February, 2005, Manager of Fund Accounting for Janus Capital Group.

	N/A	N/A

Notes

OFFICERS AND TRUSTEES

Alan Brott, Trustee

Heath B. McLendon, Trustee

Patrick Sheehan, Trustee

Thomas W. Brock, Chairman

Peter J. Wilby, President

Pablo Cisilino, Exec. Vice President

James E. Craige, Exec. Vice President

Thomas K. Flanagan, Exec. Vice President

David Oliver, Exec. Vice President

Beth A. Semmel, Exec. Vice President

Jeffrey S. Scott, Chief Compliance Officer

Adam Shapiro, Secretary/Anti-Money Laundering Officer

James J. Dooley, Treasurer

Patrick Buchanan, Assistant Treasurer

INVESTMENT ADVISER

Stone Harbor Investment Partners LP

31 W. 52nd Street 16th Floor

New York, New York 10019

ADMINISTRATOR & FUND ACCOUNTANT

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

TRANSFER AGENT

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

LEGAL COUNSEL

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 17th Street, Suite 3600

Denver, Colorado 80202

This report and its financial statements are submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

SHF000117 06/10

Item 2.            Code of Ethics.

Not applicable to this Report.

Item 3.            Audit Committee Financial Expert.

Not applicable to this Report.

Item 4.            Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5.            Audit Committee of Listed Registrants.

Not applicable.

Item 6.            Investments.

(a)   Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)   Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.            Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

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Item 9.            Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2) of Regulation S-K, or this Item.

Item 11.          Controls and Procedures.

(a)   The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)    There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)       Not applicable to this Report.

(a)(2)       The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)       Not applicable to Registrant.

(b)           The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Investment Funds

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	February 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	February 5, 2010

By:	/s/ James J. Dooley
James J. Dooley
Treasurer, Chief Financial Officer/Principal Financial Officer

Date:	February 5, 2010

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